Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table and related footnotes provide information about certain of the Company's related party transactions for the periods indicated:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Voyage revenues (i)(ii)	130,559	132,305	119,098
Equity income (iii)	2,417	2,423	2,417